Other financial assets - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Other financial assets	£ 93	£ 77	£ 65
Fair value of equity securities disposed	8	0
Cumulative gain on disposal financial statements	0	2
Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Other financial assets	£ 93	£ 77